                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Advent International Corporation
               ---------------------------------------------------------------
Address:         75 State Street
               ---------------------------------------------------------------
                 Boston, MA  02109
               ---------------------------------------------------------------


13F File Number:  28-          6054
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Janet L. Hennessy
               --------------------------------------------------------------
Title:            Vice President and Treasurer
               --------------------------------------------------------------
Phone:            (617) 951-9447
               --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                     Boston, MA               May 7, 2004
------------------------------        ------------------         -------------
            [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              None
                                                      -------------------------

Form 13F Information Table Entry Total:                          7
                                                      -------------------------

Form 13F Information Table Value Total:               $        366,803
                                                       ------------------------
                                                             (thousands)

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                           FORM 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2       COLUMN 3        COLUMN 4             COLUMN 5
-------------------------------------------------------------------------------------------------
                                                               VALUE         SHRS OR    SH/ PUT
     NAME OF ISSUER         TITLE OF CLASS      CUSIP         (x$1000)       PRN AMT    PRN CALL
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASPEN TECHNOLGY, INC.                COMMON   045327-10-3        245,345     30,030,000
-------------------------------------------------------------------------------------------------
EXELIXIS                             COMMON   30161Q-10-4          7,441        873,304
-------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                  COMMON   451923-10-6          2,392        100,000
-------------------------------------------------------------------------------------------------
INTERWAVE COMMUNICATIONS             COMMON   G4911N-10-2              6          1,579
-------------------------------------------------------------------------------------------------
IONICS INC                           COMMON   462218-10-8          7,100        250,000
-------------------------------------------------------------------------------------------------
KIRKLAND'S INC.                      COMMON   497498-10-5        103,740      6,306,407
-------------------------------------------------------------------------------------------------
LIGHTBRIDGE, INC.                    COMMON   532226-10-7            779        131,958
-------------------------------------------------------------------------------------------------
                                                                 366,803




        COLUMN 1             COLUMN 6    COLUMN 7              COLUMN 8
-------------------------------------------------------------------------------------
                            INVESTMENT     OTHER            VOTING AUTHORITY
     NAME OF ISSUER         DISCRETION   MANAGERS     SOLE       SHARED      NONE
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASPEN TECHNOLGY, INC.              SOLE             30,030,000
-------------------------------------------------------------------------------------
EXELIXIS                           SOLE                873,304
-------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                SOLE                100,000
-------------------------------------------------------------------------------------
INTERWAVE COMMUNICATIONS           SOLE                  1,579
-------------------------------------------------------------------------------------
IONICS INC                         SOLE                250,000
-------------------------------------------------------------------------------------
KIRKLAND'S INC.                    SOLE              6,306,407
-------------------------------------------------------------------------------------
LIGHTBRIDGE, INC.                  SOLE                131,958
-------------------------------------------------------------------------------------
